Note 15 - Earnings Per Share (Details)	12 Months Ended
Jan. 31, 2015 shares
Stock Options, Treasury Stock Method [Member]
Note 15 - Earnings Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	215,000